Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes accrued expenses and other current liabilities:

	March 31, 2024	December 31, 2023
Credit card accrual	$115,549	$58,963
Accrued payroll	283,686	—
Accrued commissions	83,765	856,360
Accrued dealer fees	267,006	2,415,966
Transaction Costs	1,743,715	—
Accrued Other	294,739	543,408
	$2,788,460	$3,874,697